Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accrued expenses and other current liabilities
Salaries, welfare and outsourcing fee payable	¥ 117,505		¥ 94,939
Accrued advertising and other expenses	68,719		36,464
Accrued professional service fees	12,566		9,847
Security deposits from agents	9,408		3,546
Advance from agents	7,041		3,366
Accrued rental and property management fees	2,197		802
Accrued intangible assets	8,866		1,150
Accrued staff reimbursements	7,049		13,315
Others	3,750		3,526
Accrued expenses and other current liabilities	¥ 237,101	$ 36,337	¥ 166,955